Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II shares, Invesco Van Kampen V.I. Mid Cap Growth Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Mid Cap Growth Fund | Series II shares, Invesco Van Kampen V.I. Mid Cap Growth Fund
Annual Total Returns
'01	(38.26%)
'02	(32.52%)
'03	38.69%
'04	14.89%
'05	11.11%
'06	4.92%
'07	17.60%
'08	(46.83%)
'09	56.37%
'10	27.27%